Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 111,904		$ 273,836	$ 426,878
Income tax on unappropriated retained earnings	14,012		66,066	85,607
Prior year income tax overestimation	(74,207)		(127,768)	(182,778)
Total current income tax	51,709		212,134	329,707
Deferred income tax:
Relating to origination and reversal of temporary differences	(11,603)		(4,617)	(29,046)
Income tax expense	$ 40,106	$ 1,278	$ 207,517	$ 300,661